Short-term Borrowings (Details) - USD ($)			1 Months Ended							6 Months Ended		12 Months Ended
	Dec. 05, 2019	Dec. 05, 2019	Apr. 28, 2021	Jun. 20, 2020	Dec. 31, 2019	Dec. 20, 2019	Nov. 30, 2019	Sep. 30, 2019	Sep. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019
Short-term Borrowings (Details) [Line Items]
Short term borrowings					$ 1,412,570			$ 20,409,250	$ 20,409,250			$ 293,905	$ 1,412,570	$ 20,409,250
Interest rate	13.00%		12.00%	6.00%		6.00%	12.00%	15.00%			6.00%	6.00%
Loan receivable								$ 19,108,159	$ 19,108,159
Remaining loan balance after novation	$ 19,100,000	$ 19,100,000
Original borrowing agreement					1,300,000								1,300,000
Deed of novation borrowers	$ 19,100,000	$ 19,100,000								19,100,000		$ 19,100,000
Gain from forgiveness of debts												26,000
Aggregate principal amount							$ 128,415				$ 380,000	1,284,155
Interest income													768,000
Interest expense												105,000	714,000
Repayments of loan												990,000
Outstanding loan amount												294,000
Interest expense													2,000
Gain from forgiveness of debts										26,000
Outstanding short-term borrowings										1,284,155
Tonghai [Member]
Short-term Borrowings (Details) [Line Items]
Interest rate		13.00%
Xiao Bin [Member]
Short-term Borrowings (Details) [Line Items]
Original borrowing agreement										$ 19,100,000
China Tonghai Financial [Member]
Short-term Borrowings (Details) [Line Items]
Interest expense												105,000
Repayments of loan												990,000
Outstanding loan amount												$ 294,000
Lion Financial Group Limited [Member]
Short-term Borrowings (Details) [Line Items]
Interest rate									12.00%			6.00%
Aggregate principal amount								$ 510,230	$ 510,230
Interest expense													15,000
Repayments of loan													128,415
Remaining balance borrowing					$ 128,415								$ 128,415